Contract Liabilities and Other Advances - Additional information (Details) £ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Oct. 09, 2023 target
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions	£ 24,796		£ 86,415
EQRx Inc. (EQRx)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of initial targets created | target				3
Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions	22,655		£ 85,700
Merck | Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions	16,238	$ 20.1
Sanofi | Research milestone
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions	3,274	4.0
Sanofi | Initiation of new drug discovery
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions	£ 3,144	$ 4.0